Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Apr. 09, 2018
PowerShares MSCI Emerging Markets Equal Country Weight Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares MSCI Emerging Markets Equal Country Weight Portfolio Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the PowerShares MSCI Emerging Markets Equal Country Weight Portfolio (the “Fund”) is to correspond, before fees and expenses, to the price and yield performance of the MSCI Emerging Markets Equal Country Weighted Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 6, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 23% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Predecessor Fund’s in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses for the Fund are estimated for the first fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses (before and after any fee waivers and/or expense reimbursements) in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

		This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption for the contractual period above and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities to meet its investment objective of corresponding to the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is based on the universe of constituents of the MSCI Emerging Markets Index. The Underlying Index provides equal weighted exposure to all of the countries included in the MSCI Emerging Markets Index while providing capitalization weighted exposure to the securities within each country. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of certain markets deemed to be emerging markets. As of February 28, 2018, the MSCI Emerging Markets Index consisted of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates with capitalizations ranging from $460 million to $490 billion. Both Indices are denominated in U.S. dollars. In general, the equal-weighting employed by the Underlying Index provides equal representation of the countries included in the Underlying Index at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to those countries than typically may be found in the Underlying Index’s market capitalization weighted counterparts, while the capitalization weighting of the securities within each country provides for greater diversification.

The Fund uses a passive management strategy, known as “representative sampling,” to track the performance of the Underlying Index. “Representative sampling” refers to an indexing strategy that generally involves investing in a representative sample of securities, including shares of other investment companies and common stock, or financial instruments, primarily consisting of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), that has an investment profile similar to the Underlying Index and some, but not all, of the component securities of the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component included in the Underlying Index. The Adviser expects that, over time, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Adviser rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in or representative of the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

The Fund may also seek to obtain exposure to the securities in which it primarily invests through a variety of investment vehicles, including closed-end funds, exchange-traded funds (“ETFs”) and mutual or other investment funds.

The Fund is “non-diversified” and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

		Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector. As of February 28, 2018, the Predecessor Fund had significant exposure to the Financials Sector, as that sector is defined by the Global Industry Classification Standard, a classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. Also, as of February 28, 2018, the Underlying Index components and thus the Predecessor Fund’s assets, were concentrated in the Banks Industry, a separate industry comprising the Financials Sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector. As of February 28, 2018, the Predecessor Fund had significant exposure to the Financials Sector, as that sector is defined by the Global Industry Classification Standard, a classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. Also, as of February 28, 2018, the Underlying Index components and thus the Predecessor Fund’s assets, were concentrated in the Banks Industry, a separate industry comprising the Financials Sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), the Shares may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect. In addition, the Fund’s use of a representative sampling approach may cause the Fund’s returns to not be as well correlated with the return of the Index as would be the case if the Fund purchased all of the securities in the Index in the proportions represented in the Index.

Currency Risk. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Emerging Markets Risk. The Fund’s investments will have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Adviser.

ETF Trading Risks. An unanticipated closing of the NYSE Arca, Inc. (the “Exchange”) or one or more markets on which either the Shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell the Shares and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of the Shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Shares may not reflect these market values. Although the Shares are currently listed on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained.

Equity Securities Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Foreign Issuer Exposure Risk. The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs. Because foreign exchanges may be open on days when the Fund does not price its Shares, the value of the non-U.S. securities in the Fund’s portfolio may change on days when you will not be able to purchase or sell your shares. As a result, trading spreads and the resulting premium or discount on the shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.

Geographic Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund’s exposure generally will be concentrated in a particular country or region to the same extent as the Underlying Index. The Fund has concentrated investment exposure to the regions listed below.
Asia. While certain Asian economies are exemplars of growth and development others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions.

Eastern Europe. Investing in securities of Eastern European issuers involves significant risks, including legal, regulatory, political and economic risks specific to Eastern Europe. In general, Eastern European countries are in the early stages of industrial and economic development and the securities markets in those countries may be substantially smaller, less liquid and more volatile than securities markets in developed countries. In addition, few issuers may represent a large percentage of a particular Eastern European country’s market. Eastern European countries may include countries that were, until recently, governed by communist governments or countries that have failed to achieve economic growth and development typical of developed European countries. In addition, the success of the Eastern European economy may depend, in large part, on the economic health of Western European countries and the European Union as a whole.

Latin America. Investing in Latin American issuers involves significant risks, including legal, regulatory, political and economic risks specific to Latin America. The economies of certain Latin American countries have experienced considerable difficulties in the past and have often lacked stable economic, political and social conditions necessary to promote successful securities markets. Factors affecting the stability of the Latin American markets include, but are not limited to, high inflation and high interest rates, economic volatility, currency devaluations, government debt defaults, high unemployment rates and social unrest. International economic conditions, particularly those in the United States, Europe and Asia, as well as world prices for oil and other commodities may also influence the development of Latin American economies.
Investing in each of these regions is usually considered riskier than investing in assets of U.S. issuers and may be more volatile.

Industry Concentration Risk . The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent that the Fund’s investments are concentrated in issuers conducting business in the same industry or group of related industries, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, which may adversely affect the Fund’s performance. The Fund has concentrated industry exposure to the industry listed below.
Banks Industry and Banks Industry Group. As a result of the Fund’s concentration in the Banks Industry or Banks Industry Group, the Fund will be more susceptible to the risks associated with that industry or industry group than a fund that does not concentrate its investments. Government regulations may limit both the amounts and types of loans and financial commitments companies in the Banks Industry and Banks Industry Group can make, the interest rates and fees they can charge, and the amount of capital they must maintain, all of which may affect profitability. Credit losses resulting from financial difficulties of borrowers also can negatively affect the performance of banking companies. In addition, the prices of the securities of companies in the Banks Industry and Banks Industry Group may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly traded banking companies, and general economic conditions that could create exposure to credit losses. Legislative or regulatory changes and increased government supervision may also affect companies in the Banks Industry and Banks Industry Group. The Banks Industry is a separate industry, and the Banks Industry Group is a separate industry group, comprising the Financials Sector.
Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions. In stressed market conditions, the market for the Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which could lead to differences between the market price of the Shares and the underlying value of those Shares.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Real Estate Investment Trust (“REIT”) Risk. REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. REITs may be affected by changes in the value of the underlying property owned by the trusts, economic downturns which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

Sampling Risk. The Fund may use a representative sampling approach could result in it holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Risk. The Fund is subject to the following Sector Risk:
Financials Sector Risk. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The returns presented below for the Fund reflect the performance of the Guggenheim MSCI Emerging Markets Equal Country Weight ETF (the “Predecessor Fund”). The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization consummated after the close of business on April 6, 2018, in which the Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of the Predecessor Fund (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not commenced operations.

The bar chart below shows how the Predecessor Fund has performed. The table below the bar chart shows the Predecessor Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Predecessor Fund’s total return has varied from year to year and by showing how the Predecessor Fund’s average annual total return compared with a broad measure of market performance and additional indexes with characteristics relevant to the Predecessor Fund.

Effective January 20, 2015, the Predecessor Fund adopted its current investment objective. Prior to January 20, 2015, the Predecessor Fund sought to correspond, before fees and expenses, to the price and yield performance of the MSCI Emerging Markets Equal Weighted Index (Net). The performance and average annual total returns shown for periods prior to January 20, 2015 would have differed had the Predecessor Fund’s current investment objective been in effect during those periods. The Predecessor Fund’s performance reflects fee waivers, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Predecessor Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

		Updated performance information is available online at www.powershares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Predecessor Fund’s total return has varied from year to year and by showing how the Predecessor Fund’s average annual total return compared with a broad measure of market performance and additional indexes with characteristics relevant to the Predecessor Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.powershares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Predecessor Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
15.00% (1st Quarter 2012)	(25.16)% (3rd Quarter 2011)
		The return of the Predecessor Fund for the year-to-date ending March 31, 2018 was 1.95%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PowerShares MSCI Emerging Markets Equal Country Weight Portfolio | PowerShares MSCI Emerging Markets Equal Country Weight Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[2]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.70%	[3]
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	229
5 Years	rr_ExpenseExampleYear05	407
10 Years	rr_ExpenseExampleYear10	$ 921
2011	rr_AnnualReturn2011	(23.61%)
2012	rr_AnnualReturn2012	18.39%
2013	rr_AnnualReturn2013	(5.37%)
2014	rr_AnnualReturn2014	(0.81%)
2015	rr_AnnualReturn2015	(19.64%)
2016	rr_AnnualReturn2016	12.59%
2017	rr_AnnualReturn2017	26.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.16%)
1 Year	rr_AverageAnnualReturnYear01	26.49%
5 Years	rr_AverageAnnualReturnYear05	1.44%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2010
PowerShares MSCI Emerging Markets Equal Country Weight Portfolio | Return After Taxes on Distributions | PowerShares MSCI Emerging Markets Equal Country Weight Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.25%
5 Years	rr_AverageAnnualReturnYear05	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2010
PowerShares MSCI Emerging Markets Equal Country Weight Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares MSCI Emerging Markets Equal Country Weight Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.94%
5 Years	rr_AverageAnnualReturnYear05	0.69%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2010
PowerShares MSCI Emerging Markets Equal Country Weight Portfolio | MSCI Emerging Markets Equal Country Weighted Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.42%	[4]
5 Years	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
PowerShares MSCI Emerging Markets Equal Country Weight Portfolio | Custom Invesco MSCI EM Equal Country Weight Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.42%	[5]
5 Years	rr_AverageAnnualReturnYear05	2.08%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	0.95%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2010	[5]
PowerShares MSCI Emerging Markets Equal Country Weight Portfolio | MSCI Emerging Markets Index℠ (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.28%
5 Years	rr_AverageAnnualReturnYear05	4.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2010

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses (before and after any fee waivers and/or expense reimbursements) in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies. Acquired Fund Fees and Expenses for the Fund are estimated for the first fiscal year.
[3]	Invesco PowerShares Capital Management LLC (the “Adviser”) has agreed to waive a portion of its unitary management fee to the extent necessary to prevent the Fund’s operating expenses (including Acquired Fund Fees and Expenses, but excluding interest expenses, brokerage commissions and other trading expenses, taxes and litigation expenses and extraordinary expenses) from exceeding 0.70% of the Fund’s average daily net assets per year through at least April 6, 2020. Neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Fund.
[4]	The MSCI Emerging Markets Equal Country Weighted Index commenced operations on November 10, 2014 and, therefore, does not have performance for the Fund’s “5 Years” and “Since Inception” periods.
[5]	The Custom Invesco MSCI EM Equal Country Weight Index reflects performance of the MSCI Emerging Markets Equal Weighted Index (Net) prior to Jan. 20, 2015, and the MSCI Emerging Markets Equal Country Weighted Index (Net) thereafter.